CONCENTRATION OF CREDIT RISK (Tables)	12 Months Ended
Dec. 31, 2024
Revenues
CONCENTRATION OF CREDIT RISK
Schedule of concentration of customers

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Customer A	1,900,540	2,576,662	2,373,180
Customer B	2,027,548	2,161,444	2,226,580